Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Property Plant and Equipment Estimated Useful Lives and Residual Rate

Property, plant and equipment are carried at cost less accumulated depreciation and impairment, if any. Depreciation is calculated on a straight-line basis over the following estimated useful lives and residual value. Residual rate is determined based on the economic value of the property and equipment at the end of the estimated useful lives as a percentage of the original cost.

	Estimated useful lives	Residual rate
Computers and equipment	2-3 years	0%-5%
Vehicle	4 years	5%

Schedule of Amortization of Finite-Lived Intangible Assets Estimated Useful Lives	Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:
Estimated useful lives
Software	5 years

Schedule of Disaggregation of Revenue by Type of Contract	the following table disaggregates the Group’s revenue by type of contract for the years ended December 31, 2016, 2017 and 2018:
	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Sales to Xiaomi	299,827	739,464	1,311,852
—Xiaomi-branded products	280,501	654,950	1,175,332
—Viomi-branded products	19,326	84,514	136,520
Sales to third-party customers	12,747	133,755	1,249,377
	312,574	873,219	2,561,229